UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2010

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):     [    ]  is a restatement.
                                        [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tactical Allocation Group, LLC
Address:     139 S. Old Woodward Ave.
             Birmingham, MI  48009

Form 13F File Number:       028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           James F. Peters, Jr.
Title:          Chief Executive Officer
Phone:          (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.          Birmingham, MI          July 12, 2010
------------------------------------------------------------------------
James F. Peters, Jr.                City, State               Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                           ------------
Form 13F Information Table Entry Total:         19
                                           ------------
Form 13F Information Table Value Total:       $273,505
                                           ------------
                                            (thousands)


List of Other Included Managers:      NONE

                                                       FORM 13F INFORMATION TABLE
                                                                                                                          06/30/2010
                                       Name of Reporting Manager:   Tactical Allocation Group, LLC

      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:    Column 7:        Column 8:
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                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         BARCLAYS
ISHARES TR INDEX         TIPS BD    464287176    19,837    185,549   SH      SOLE                           84,872      0   100,677
------------------------------------------------------------------------------------------------------------------------------------
                         MSCI
ISHARES TR INDEX         EMERG MKT  464287234    27,290    731,254   SH      SOLE                          336,849      0   394,405
------------------------------------------------------------------------------------------------------------------------------------
                         IBOXX
ISHARES TR INDEX         INV CPBD   464287242    30,063    277,183   SH      SOLE                          123,532      0   153,651
------------------------------------------------------------------------------------------------------------------------------------
                         S&P NA
ISHARES TR INDEX         NAT RES    464287374     4,208    136,453   SH      SOLE                           59,188      0    77,265
------------------------------------------------------------------------------------------------------------------------------------
                         BARCLYS
ISHARES TR INDEX         7-10 YR    464287440    18,597    194,383   SH      SOLE                           85,599      0   108,784
------------------------------------------------------------------------------------------------------------------------------------
                         RUSSELL
ISHARES TR INDEX         MCP GR     464287481    11,322    259,095   SH      SOLE                          119,595      0   139,500
------------------------------------------------------------------------------------------------------------------------------------
                         RUSSELL
SHARES TR INDEX          1000 VAL   464287598     9,958    183,688   SH      SOLE                           82,971      0   100,717
------------------------------------------------------------------------------------------------------------------------------------
                         RUSSELL
ISHARES TR INDEX         1000 GRW   464287614    34,841    760,218   SH      SOLE                          352,985      0   407,233
------------------------------------------------------------------------------------------------------------------------------------
                         RUSSELL
ISHARES TR INDEX         2000 GROW  464287648       986     14,816   SH      SOLE                            9,008      0     5,808
------------------------------------------------------------------------------------------------------------------------------------
                         JPMORGAN
ISHARES TR               USD        464288281    35,244    339,145   SH      SOLE                          154,414      0   184,731
------------------------------------------------------------------------------------------------------------------------------------
                         US PFD
ISHARES TR               STK IDX    464288687    31,563    851,679   SH      SOLE                          373,441      0   478,238
------------------------------------------------------------------------------------------------------------------------------------
                         S&P
ISHARES TR               GRWTH ALL  464289867       482     17,381   SH      SOLE                            5,703      0    11,678
------------------------------------------------------------------------------------------------------------------------------------
                         S&P
ISHARES TR               MODERATE   464289875       837     30,448   SH      SOLE                           13,751      0    16,697
------------------------------------------------------------------------------------------------------------------------------------
                         DJUBS CMDT
BARCLAYS BK PLC          ETN 36     06738C778       525     13,958   SH      SOLE                           13,418      0       540
------------------------------------------------------------------------------------------------------------------------------------
ISHARES SILVER
TRUST                    ISHARES    46428Q109     6,128    336,531   SH      SOLE                          157,481      0   179,050
------------------------------------------------------------------------------------------------------------------------------------
MARKET VECTORS           HG YLD
ETF TR                   MUN ETF    57060U878       788     25,506   SH      SOLE                            7,620      0    17,886
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST          GOLD SHS   78463V107    19,978    164,184   SH      SOLE                           76,913      0    87,271
------------------------------------------------------------------------------------------------------------------------------------
SPDR INDEX SHS           S&P EMKTSC
FDS                      ETF        78463X756    10,418    229,463   SH      SOLE                          101,428      0   128,035
------------------------------------------------------------------------------------------------------------------------------------
                         DB INT
SPDR SERIES TRUST        GVT ETF    78464A490    10,440    201,280   SH      SOLE                           89,025      0   112,255
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TOTAL                                           273,505
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